Statements of Operations (Unaudited) (USD $)	3 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Income Statement [Abstract]
REVENUE	$ 55	$ 101
COST OF REVENUE
GROSS PROFIT	55	101
EXPENSES:
Selling, general and administrative	68,606	52,133
TOTAL EXPENSES	68,606	52,133
LOSS FROM OPERATIONS	(68,551)	(52,032)
OTHER INCOME (EXPENSE):
Change in derivative liability	117,397	(40,779)
Interest expense and financing costs	(78,683)	(83,430)
TOTAL OTHER INCOME (EXPENSE)	38,714	(124,209)
LOSS BEFORE PROVISION FOR INCOME TAXES	(29,837)	(176,241)
PROVISION FOR INCOME TAXES
NET LOSS	$ (29,837)	$ (176,241)
BASIC AND DILUTED LOSS PER COMMON SHARE	$ (0.02)	$ (0.35)
WEIGHTED AVERAGE NUMBER OF COMMON SHARES OUTSTANDING -BASIC AND DILUTED	1,258,895	502,233